UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER: 811-02363

                       CORNERSTONE TOTAL RETURN FUND, INC.
               (Exact name of registrant as specified in charter)


                               383 MADISON AVENUE
                            NEW YORK, NEW YORK 10179
               (Address of principal executive offices) (Zip code)

                             JODI LEVINE, TREASURER
                               383 MADISON AVENUE
                            NEW YORK, NEW YORK 10179
                     (Name and address of agent for service)

              Registrant's telephone number, including area code: (212) 272-3550 Date of fiscal year-end: DECEMBER 31, 2004
              Date of reporting period: SEPTEMBER 30, 2004

ITEM 1: SCHEDULE OF INVESTMENTS

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CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                     NO. OF
    DESCRIPTION                                      SHARES            VALUE
--------------------------------------------------------------------------------

    EQUITY SECURITIES - 99.29%
      UNITED STATES - 98.07%
      CLOSED-END DOMESTIC FUNDS - 5.81%
       Adams Express Co.                              38,800       $    492,372
       Boulder Total Return Fund, Inc.                21,100            365,452
       General American Investors Co., Inc.            2,500             73,825
       Salomon Brothers Fund, Inc. (The)              13,300            158,403
       Tri Continental Corp.                         109,000          1,810,490
       Zweig Fund, Inc.                               96,300            514,242
                                                                   ------------
                                                                      3,414,784
                                                                   ------------
    CONSUMER DISCRETIONARY - 12.80%
       Bed Bath & Beyond Inc. +                        2,500             92,775
       Carnival Corp.                                  5,300            250,637
       Clear Channel Communications, Inc.              2,700             84,159
       Comcast Corp., Class A +                        8,508            240,266
       Comcast Corp., Special Class A +                4,500            125,640
       Costco Wholesale Corp.                          2,600            108,056
       CVS Corp.                                       2,500            105,325
       Dana Corp.                                      2,500             44,225
       Delphi Corp.                                    5,100             47,379
       Eastman Kodak Co.                               2,500             80,550
       Ford Motor Co.                                 15,200            213,560
       Fortune Brands, Inc.                            2,500            185,225
       Gannett Co., Inc.                               2,500            209,400
       Gap, Inc. (The)                                 6,900            129,030
       General Motors Corp.                            5,000            212,400
       Harley-Davidson, Inc                            2,500            148,600
       Harrah's Entertainment, Inc.                    2,500            132,450
       Hilton Hotels Corp.                             2,500             47,100
       Home Depot, Inc. (The)                         14,800            580,160
       J.C. Penney Co. Inc.                            2,500             88,200
       Kohl's Corp. +                                  2,500            120,475
       Limited Brands                                  2,000             44,580
       Lowe's Companies, Inc.                          3,700            201,095
       Mattel, Inc.                                    4,500             81,585
       May Department Stores Co. (The)                 2,500             64,075
       McDonald's Corp.                                8,100            227,043
       Monsanto Co.                                    1,773             64,573
       NIKE, Inc., Class B                             2,500            197,000
       Office Depot, Inc. +                            2,500             37,575
       Omnicom Group Inc.                              1,500            109,590
       Reebok International Ltd.                       2,500             91,800
       Rockwell Automation, Inc.                       2,500             96,750
       Staples, Inc.                                   2,100             62,622
       Starbucks Corp. +                               2,500            113,650
       Target Corp.                                    4,600            208,150
       Time Warner, Inc +                             25,500            411,570

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CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                     NO. OF
    DESCRIPTION                                      SHARES            VALUE
--------------------------------------------------------------------------------

       TJX Companies, Inc. (The)                       4,000             88,160
       Tribune Co.                                     2,500            102,875
       Univision Communications Inc., Class A +        2,500             79,025
       Viacom Inc., non-voting Class B                 9,000            302,040
       Wal-Mart Stores, Inc.                          24,900          1,324,680
       Walt Disney Co. (The)                          11,700            263,835
       Yum! Brands, Inc. +                             2,500            101,650
                                                                   ------------
                                                                      7,519,535
                                                                   ------------
    CONSUMER STAPLES - 7.47%
       Albertson's, Inc.                               2,500             59,825
       Altria Group, Inc.                             10,700            503,328
       Anheuser-Busch Companies, Inc.                  3,700            184,815
       Archer-Daniels-Midland Co.                      5,650             95,937
       Avon Products, Inc.                             2,500            109,200
       Campbell Soup Co.                               3,200             84,128
       Coca-Cola Co. (The)                            13,500            540,675
       Coca-Cola Enterprises Inc.                      2,500             47,250
       Colgate-Palmolive Co.                           2,600            117,468
       ConAgra Foods, Inc.                             2,500             64,275
       General Mills, Inc.                             2,500            112,250
       Gillette Co. (The)                              5,100            212,874
        H.J. Heinz Co.                                 2,700             97,254
       Kimberly-Clark Corp.                            2,500            161,475
       Kroger Co. (The) +                              6,600            102,432
       PepsiCo, Inc.                                  10,000            486,500
       Procter & Gamble Co. (The)                     15,000            811,800
       Safeway Inc.                                    4,900             94,619
       Sara Lee Corp.                                  6,300            144,018
       Walgreen Co.                                    5,600            200,648
       Wm. Wrigley Jr. Co.                             2,500            158,275
                                                                   ------------
                                                                      4,389,046
                                                                   ------------
    ENERGY - 6.67%
       Anadarko Petroleum Corp.                        2,500            165,900
       Burlington Resources Inc.                       2,500            102,000
       CenterPoint Energy. Inc.                        5,700             59,052
       ChevronTexaco Corp.                            16,604            890,638
       ConocoPhillips                                  3,669            303,977
       El Paso Corp.                                   2,500             22,975
       Exxon Mobil Corp.                              36,000          1,739,880
       Occidental Petroleum Corp.                      2,500            139,825
       Reliant Energy Inc.+                            4,494             41,929
       Schlumberger Ltd.                               5,100            343,281
       Unocal Corp.                                    2,500            107,500
                                                                   ------------
                                                                      3,916,957
                                                                   ------------
    FINANCIALS - 18.33%
       AFLAC Inc.                                      4,000            156,840
       Allstate Corp. (The)                            5,200            249,548

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CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                     NO. OF
    DESCRIPTION                                      SHARES            VALUE
--------------------------------------------------------------------------------

       American Express Co.                            6,100            313,906
       American International Group, Inc.             18,331          1,246,325
       Bank of America Corp.                          23,240          1,006,989
       Bank of New York Co., Inc. (The)                5,900            172,103
       BB&T Corp.                                      2,000             79,380
       Capital One Financial Corp.                     1,000             73,900
       Charles Schwab Corp. (The)                      8,200             75,358
       Citigroup Inc.                                 32,600          1,438,312
       Countrywide Financial Corp.                     3,500            137,865
       Fannie Mae                                      5,700            361,380
       Fifth Third Bancorp                             2,500            123,050
       Fiserv, Inc. +                                  2,500             87,150
       Freddie Mac                                     3,300            215,292
       Goldman Sachs Group, Inc. (The)                 6,000            559,440
       Hartford Financial Services Group, Inc. (The)   1,600             99,088
       J.P. Morgan Chase & Co.                        12,700            504,571
       Key Corp.                                       2,500             79,000
       Lehman Brothers Holdings Inc.                   2,500            199,300
       Marsh & McLennan Companies, Inc.                4,600            210,496
       MBNA Corp.                                      7,550            190,260
       Mellon Financial Corp.                          2,300             63,687
       Merrill Lynch & Co., Inc.                       1,100             54,692
       MetLife Inc.                                    6,000            231,900
       Moody's Corp.                                   1,000             73,250
       Morgan Stanley                                  6,200            305,660
       National City Corp.                             2,500             96,550
       Northern Trust Corp.                            1,100             44,880
       Piper Jaffray Companies, Inc. +                   122              4,830
       PNC Financial Services Group.                   1,400             75,740
       Progressive Corp. (The)                         2,500            211,875
       Prudential Financial, Inc.                      2,500            117,600
       SLM Corp.                                       2,500            111,500
       St. Paul Travelers Companies, Inc. (The)        2,292             75,773
       State Street Corp.                              1,600             68,336
       SunTrust Banks, Inc.                            1,500            105,615
       U.S. Bancorp                                   12,200            352,580
       Wachovia Corp.                                  8,100            380,295
       Washington Mutual, Inc.                         7,250            283,330
       Wells Fargo & Co.                               9,000            536,670
                                                                   ------------
                                                                     10,774,316
                                                                   ------------
    HEALTHCARE - 12.08%
       Abbott Laboratories                             8,200            347,352
       Aetna Inc.                                      1,000             99,930
       Amgen Inc.+                                     8,300            470,444
       Anthem, Inc.+                                   2,500            218,125
       Baxter International Inc.                       2,600             83,616
       Becton, Dickinson & Co.                         2,500            129,250
       Biogen Idec Inc. +                              2,500            152,925

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CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                     NO. OF
    DESCRIPTION                                      SHARES            VALUE
--------------------------------------------------------------------------------

       Biomet, Inc.                                    2,500            117,200
       Boston Scientific Corp. +                       2,500             99,325
       Bristol-Myers Squibb Co.                        9,600            227,232
       Cardinal Health, Inc.                           2,500            109,425
       CIGNA Corp.                                       800             55,704
       Eli Lilly & Co.                                 6,600            396,330
       Forest Laboratories, Inc. +                     2,500            112,450
       Genzyme Corp. +                                 1,500             81,615
       HCA, Inc.                                       2,600             99,190
       Health Management Associates, Inc., Class A     2,500             51,075
       HEALTHSOUTH Corp. +                             2,500             12,625
       Hospira, Inc. +                                   820             25,092
       Johnson & Johnson                              18,200          1,025,206
       King Pharmaceuticals, Inc. +                    2,500             29,850
       McKesson Corp.                                  2,500             64,125
       Medco Health Solutions, Inc. +                  1,531             47,308
       Medtronic, Inc.                                 7,100            368,490
       Merck & Co., Inc.                              12,700            419,100
       Pfizer Inc.                                    42,460          1,299,276
       Schering-Plough Corp.                           8,400            160,104
       Stryker Corp.                                   2,000             96,160
       Tenet Healthcare Corp. +                        5,000             53,950
       UnitedHealth Group Inc.                         5,000            368,700
       Wyeth                                           7,500            280,500
                                                                   ------------
                                                                      7,101,674
                                                                   ------------
    INDUSTRIALS - 10.87%
       3M Co.                                          5,000            399,850
       Apollo Group, Inc., Class A                     1,000             73,370
       Automatic Data Processing, Inc.                 2,000             82,640
       Boeing Co. (The)                                6,700            345,854
       Burlington Northern Santa Fe Corp.              2,000             76,620
       Caterpillar Inc.                                2,500            201,125
       Cendant Corp.                                   7,100            153,360
       CSX Corp.                                       2,500             83,000
       Dover Corp.                                     1,000             38,870
       Emerson Electric Co.                            2,000            123,780
       FedEx Corp.                                     2,500            214,225
       General Dynamics Corp.                          2,500            255,250
       General Electric Co.                           64,000          2,149,120
       Honeywell International Inc.                    3,300            118,338
       Illinois Tool Works Inc.                        2,500            232,925
       Lockheed Martin Corp.                           2,500            139,450
       Masco Corp.                                     4,600            158,838
       Paychex, Inc.                                   2,500             75,375
       Raytheon Co.                                    2,500             94,950
       Southwest Airlines Co.                          6,100             83,082
       Transocean Inc. +                               2,500             89,450
       Tyco International Ltd.                        11,600            355,656

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CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                     NO. OF
    DESCRIPTION                                      SHARES            VALUE
--------------------------------------------------------------------------------

       United Parcel Service, Inc., Class B            6,500            493,480
       United Technologies Corp.                       2,200            205,436
       Waste Management, Inc.                          5,300            144,902
                                                                   ------------
                                                                      6,388,946
                                                                   ------------
    INFORMATION TECHNOLOGY - 15.68%
       Agere Systems Inc, Class A +                       75                 79
       Agere Systems Inc., Class B +                   1,851              1,888
       Agilent Technologies, Inc. +                    5,000            107,850
       Analog Devices, Inc.                            2,500             96,950
       Apple Computer, Inc. +                          2,500             96,875
       Applied Materials, Inc. +                      13,400            220,966
       Ciena Corp                                      1,500              2,970
       Cisco Systems, Inc. +                          48,000            868,800
       Computer Associates International, Inc.         2,700             71,010
       Corning Inc. +                                  3,200             35,456
       Dell Inc.+                                     16,200            576,720
       eBay Inc. +                                     3,500            321,790
       Electronic Data Systems Corp.                   7,500            145,425
       EMC Corp. +                                     8,000             92,320
       First Data Corp.                                4,325            188,137
       Hewlett-Packard Co.                            15,842            297,038
       Intel Corp.                                    44,500            892,670
       Internat Business Machines Corp.               10,700            917,418
       JDS Uniphase Corp. +                            9,700             32,689
       Lucent Technologies Inc. +                      7,000             22,190
       Maxim Integrated Products Inc.                  2,500            105,725
       Micron Technology, Inc. +                       5,500             66,165
       Microsoft Corp.                                73,800          2,040,570
       Motorola, Inc.                                 16,100            290,444
       Oracle Corp. +                                 37,600            424,128
       PerkinElmer, Inc.                               1,500             25,830
       QUALCOMM Inc.                                   6,800            265,472
       Sanmina-SCI Corp. +                             4,000             28,200
       Siebel Systems, Inc. +                          5,000             37,700
       Solectron Corp. +                               5,700             28,215
       Sun Microsystems, Inc. +                       24,600             99,384
       Texas Instruments Inc.                         13,500            287,280
       VERITAS Software Corp. +                        2,500             44,500
       Waters Corp. +                                  2,500            110,250
       Xerox Corp. +                                   6,000             84,480
       Yahoo! Inc. +                                   8,500            288,235
                                                                   ------------
                                                                      9,215,819
                                                                   ------------
    MATERIALS - 2.87%
       Air Products & Chemicals, Inc.                  2,500            135,950
       Alcan Inc.                                      1,500             71,700
       Alcoa Inc.                                      6,800            228,412

--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                     NO. OF
    DESCRIPTION                                      SHARES            VALUE
--------------------------------------------------------------------------------

       Dow Chemical Co. (The)                          7,200            325,296
       E.I. du Pont de Nemours & Co.                   5,800            248,240
       Georgia-Pacific Corp.                           2,500             89,875
       International Paper Co.                         4,800            193,968
       Newmont Mining Corp.                            2,500            113,825
       Praxair, Inc.                                   2,500            106,850
       Rohm & Hass Co.                                 2,500            107,425
       Weyerhaeuser Co.                                1,000             66,480
                                                                   ------------
                                                                      1,688,021
                                                                   ------------
    REAL ESTATE INVESTMENT TRUSTS - 0.23%
       Simon Property Group Inc.                       2,500            134,075
                                                                   ------------
    TELECOMMUNICATIONS SERVICES - 3.36%
       AT&T Corp.                                      5,260             75,323
       AT&T Wireless Services Inc. +                  10,067            148,790
       BellSouth Corp.                                10,200            276,624
       Nextel Communications, Inc., Class A +          6,000            143,040
       SBC Communications Inc.                        25,600            664,320
       Sprint Corp (FON Group)                         4,100             82,533
       Verizon Communications Inc.                    14,900            586,762
                                                                   ------------
                                                                      1,977,392
                                                                   ------------
    UTILITIES - 1.90%
       American Electric Power Co., Inc.               5,500            175,780
       Dominion Resources, Inc.                        2,000            130,500
       Duke Energy Corp.                               6,600            151,074
       Edison International                            2,500             66,275
       Scottish Power plc, ADR                         4,000            123,360
       Sempra Energy                                   2,500             90,475
       Southern Co. (The)                              2,500             74,950
       TXU Corp.                                       3,700            177,304
       Williams Companies, Inc. (The)                  2,500             30,250
       Xcel Energy, Inc.                               5,500             95,260
                                                                   ------------
                                                                      1,115,228
                                                                   ------------
    TOTAL UNITED STATES
       (cost $62,798,349)                                            57,635,793
                                                                   ------------
    CZECH REPUBLIC - 1.22%
    CONSUMER DISCRETIONARY - 1.22%
       Bonton AS +#                                   68,590            119,632
       Bonton Book AS +#                              68,590            119,631
       Bonton Discs AS +#                             68,590            119,631
       Bonton Film Entertainment AS +#                68,590            119,631
       Bonton Music AS +#                             68,590            119,631
       Bonton Pictures AS +#                          68,590            119,631
                                                                   ------------
                                                                        717,787
                                                                   ------------
    TOTAL CZECH REPUBLIC
       (cost $894,867)

--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

    DESCRIPTION                                                        VALUE
--------------------------------------------------------------------------------

    TOTAL EQUITY SECURITIES
       (cost $63,693,216)                                            58,353,580
                                                                   ------------

                                                    PRINCIPAL
                                                      AMOUNT
                                                     (000'S)
                                                    ---------
    SHORT-TERM INVESTMENTS - 0.95%
    REPURCHASE AGREEMENTS -  0.95%
       Bear, Stearns & Co. Inc.,
       (Agreement dated 09/30/04 to be repurchased
       at $87,972), 1.68%, 10/01/04                  $    88             87,972

       Bear, Stearns & Co. Inc.
       (Agreement dated 09/30/04 to be repurchased
       at $171,011), 1.875%*, 10/01/04,
       collateralized by U.S. Treasury Bonds **          171            171,002

       Bear, Stearns & Co. Inc.
       (Agreement dated 09/30/04 to be repurchased
       at $302,275), 0.94%*, 10/01/04,
       collateralized by U.S. Treasury Bonds **          302            302,267
                                                                   ------------
    TOTAL SHORT-TERM INVESTMENTS
       (cost - $561,241)                                                561,241
                                                                   ------------
    TOTAL INVESTMENTS - 100.24%
       (cost - $64,254,457)                                          58,914,821
                                                                   ------------
    LIABILITIES IN EXCESS OF OTHER ASSETS - (0.24)%                    (142,247)
                                                                   ------------
    NET ASSETS - 100.00%                                           $ 58,772,574
                                                                   ============

----------
    +  Non-income producing security.
    # Security fair valued in accordance with procedures established by the Board of Directors.
    * Stated interest rate, before rebate earned by borrower of securities on loan.
    ** Represents investment purchased with cash collateral received, ADR American Depositary Receipts.

Portfolio Valuation - Investments are stated at value in the accompanying financial statements. All equity securities shall be valued at the closing price on the exchange or market on which the security is primarily traded ("Primary Market"). If the security did not trade on the Primary Market, it shall be valued at the closing price on another exchange where it trades. If there are no such sales prices, the value shall be the most recent bid, and if there is no bid, the security shall be valued at the most recent asked. If no

--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

pricing service is available and there are more than two dealers, the value shall be the mean of the highest bid and the lowest ask. If there is only one dealer, then the value shall be the mean if bid and ask are available, otherwise the value shall be the bid. All other securities and assets are valued as determined in good faith by the Board of Directors. Short-term investments having a maturity of 60 days or less are valued on the basis of amortized cost. The Board of Directors has established general guidelines for calculating fair value of not readily marketable securities. At September 30, 2004, the Fund held 1.22% of its net assets in securities valued in good faith by the Board of Directors with an aggregate cost of $894,867 and a fair value of $717,787. The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the American Stock Exchange, LLC is closed.

Repurchase Agreements - The Fund has agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom the Fund enters into repurchase agreements are banks and broker/ dealers, which Cornerstone Advisors, Inc. (the Fund's "Investment Manager" or "Cornerstone") considers creditworthy. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. Cornerstone monitors daily, the mark-to-market of the value of the collateral, and, if necessary, requires the seller to maintain additional securities, so that the value of the collateral is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying securities.

Federal Income Tax Cost - At September 30, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $64,306,086, $4,705,896, $(10,097,161) and $(5,391,265), respectively.

Other information regarding the Fund is available in the Fund's most recent Report to Shareholders. This information is available to registered shareholders by calling (800) 937-5449. For general inquiries, please call (212) 272-3550. This information is also available on the website of the Securities and Exchange Commission - http://www.sec.gov.

ITEM 2: CONTROLS AND PROCEDURES

      (a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3: EXHIBITS

1. The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

--------------------------------------------------------------------------------

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      Cornerstone Total Return Fund, Inc.


      /s/ Ralph W. Bradshaw
      --------------------------
      Name:  Ralph W. Bradshaw
      Title: Principal Executive Officer
      Date:  November 22, 2004


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


      /s/ Ralph W. Bradshaw
      --------------------------
      Name:  Ralph W. Bradshaw
      Title: Principal Executive Officer
      Date:


      /s/ Jodi B. Levine
      ---------------------
      Name:  Jodi B. Levine
      Title: Principal Financial Officer
      Date:  November 22, 2004